CONSOLIDATED BALANCE SHEETS (Parenthetical) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨) ₨ / shares shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 INR (₨) ₨ / shares shares	Mar. 31, 2024 USD ($) shares
Investments available for sale, at fair value, restricted investments	₨ 3,936,248.0	$ 46,075.7	₨ 1,792,147.6
Loans, allowance	₨ 535,829.3	$ 6,272.1	₨ 457,346.5	$ 5,353.4
Equity shares, par value | ₨ / shares	₨ 1		₨ 1
Equity shares, authorized	11,906,100,000	11,906,100,000	11,906,100,000	11,906,100,000
Equity shares, issued	7,652,221,674	7,652,221,674	7,596,910,662	7,596,910,662
Equity shares, outstanding	7,652,221,674	7,652,221,674	7,596,910,662	7,596,910,662